Fair Value Measurements (Details) - RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total Investments at Fair Value	$ 2,700,448,341	$ 3,981,178,891
Quoted Prices in Active Markets (Level 1)
Fair Value Measurements
Total Investments at Fair Value	629,307,957	1,075,082,771
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Total Investments at Fair Value	8,875,125	11,683,963
Level 3
Fair Value Measurements
Total Investments at Fair Value	0	0
Investments Measured at Net Asset Value
Fair Value Measurements
Total Investments at Fair Value	2,062,265,259	2,894,412,157
Mutual funds | Quoted Prices in Active Markets (Level 1)
Fair Value Measurements
Total Investments at Fair Value	12,992,721	282,199,040
WMI common stock | Quoted Prices in Active Markets (Level 1)
Fair Value Measurements
Total Investments at Fair Value	339,276,595	341,492,867
Self-directed brokerage accounts | Quoted Prices in Active Markets (Level 1)
Fair Value Measurements
Total Investments at Fair Value	142,400,938	127,065,199
Self-directed brokerage accounts | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Total Investments at Fair Value	8,875,125	9,490,019
Common collective trust funds | Quoted Prices in Active Markets (Level 1)
Fair Value Measurements
Total Investments at Fair Value	134,637,703	324,325,665
Common collective trust funds | Investments Measured at Net Asset Value
Fair Value Measurements
Total Investments at Fair Value	$ 2,062,265,259	2,894,412,157
FedFund | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Total Investments at Fair Value		$ 2,193,944